Revenue - product sales and recycling services (Tables)	14 Months Ended
Dec. 31, 2022
Product sales revenue [Abstract]
Schedule of product sales revenue

For the two months ended December 31,	2022	2021
Product revenue recognized in the period	$3.5	$1.5
Fair value pricing adjustments	2.3	1.2
Product sales	5.8	2.7
Recycling services	0.1	0.1
Revenue	$5.9	$2.8

For the two months ended December 31,	2022	2021
Product revenue recognized in the period	$3.5	$1.5
Recycling services	0.1	0.1
Total revenue before FV pricing adjustment	$3.6	$1.6